Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2025
Revenues and other income
Schedule of revenues and other income

	Year ended December 31,
(in thousands of euros)	2023	2024	2025
Revenue	17,477	9,198	4,483
Total revenues	17,477	9,198	4,483
CIR	5,333	4,888	2,276
Subsidies	9	8	2
Other	344	630	1,165
Total other income	5,686	5,526	3,443
Total revenues and other income	23,163	14,725	7,926